Long Term Payable (Tables)	6 Months Ended
Dec. 31, 2024
Long Term Payable [Abstract]
Schedule of Long-Term Accounts Payable-Non-Current	Long-term payable-non-current, net consisted of the following:
December 31, 2024
Long-term payable	53,612
unrecognized financing expense	(2,378)
Long-term payable, net	51,234
Less; Long-term payable, current	20,615
Long-term payable, non-current	30,619

Schedule of Weighted-Average Remaining Loan Term

The weighted-average remaining loan term and the required rate of return required by the lender is as follows:

December 31, 2024
Weighted-average remaining lease term	14 months

The required rate of return required by the lender	6.99%